GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
6.	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill of $140,287,000 was recognized as a result of the Business Combination, which represents the excess fair value of consideration over the fair value of the underlying net assets, largely arising from the extensive industry expertise that has been established by Abacus. This was considered appropriate based on the determination that the Abacus Merger would be accounted for as a business acquisition under ASC 805. The estimates of fair value are based upon preliminary valuation assumptions believed to be reasonable, but which are inherently uncertain and unpredictable. Refer to Note 3, Business Combination, for further details.
The changes in the carrying amount of goodwill by reportable segments were as follows:

	Portfolio Servicing	Active Management	Originations
Goodwill at January 1, 2023	$—	$—	$—
Additions	—	—	140,287,000
Goodwill at September 30, 2023	$—	$—	$140,287,000
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships—Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships—Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology-APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology-Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method

	$32,900,000

Intangible assets and related accumulated amortization as of September 30, 2023 and December 31,2022 are as follows:

	September 30, 2023
Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships—Agents	$12,600,000	$630,000	$11,970,000
Customer Relationships—Financial Relationships	11,000,000	343,750	10,656,250
Internally Developed and Used Technology-APA	1,600,000	200,000	1,400,000
Internally Developed and Used Technology-Market Place	100,000	8,333	91,667
Non-Compete Agreements	4,000,000	500,000	3,500,000

Balance at September 30, 2023	$29,300,000	$1,682,083	$27,617,917

Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at September 30, 2023	$32,900,000	$1,682,083	$31,217,917
Substantially all intangible assets with finite useful lives are subject to amortization when they are available for their intended use. Amortization expense for definite lived intangible assets was $1,682,083 and $0 for the three months ended September 30, 2023 and 2022, respectively, and $1,682,083 and $0 for the nine months ended September 30, 2023 and 2022, respectively.
Estimated annual amortization of intangible assets for the next five years ending December 31 and thereafter is as follows:

Remainder of 2023	$1,682,083
2024	6,728,333
2025	5,328,333
2026	3,911,667
2027	3,895,000
Thereafter	6,072,501

Total	$27,617,917